Preferred and Common Shares and Additional Paid in Capital - Equity (Details) - USD ($) $ / shares in Units, $ in Thousands			5 Months Ended	6 Months Ended
	Jan. 14, 2015	Aug. 19, 2014	May. 18, 2015	Jun. 30, 2015	Jul. 11, 2014	Jun. 30, 2014
Class of Stock [Line Items]
Common shares offered in public offering	49,000,418		56,250,000
Public offering price	$ 5		$ 3.2
Granted				676,150		402,167
Proceeds from issuance of common stock	$ 242,211		$ 175,586	$ 418,771		$ 0
Shares to acquire business					54,104,200
Interchart Acquisition Shares Issuance
Class of Stock [Line Items]
Percentage of total outstanding common shares						33.00%
Shares to acquire business						22,598
Equity Incentive Plan 2014
Class of Stock [Line Items]
Granted						394,167
Equity Incentive Plan 2014 | Directors
Class of Stock [Line Items]
Granted						8,000
Equity Incentive Plan 2014 | First Installment CEO
Class of Stock [Line Items]
Granted						9,333
Definite Agreements with Excel Maritime Carriers Ltd
Class of Stock [Line Items]
Shares to acquire vessels		29,917,312		4,257,887